ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 64,351	$ 62,260
Inventory commitment reserve	1,465	3,443
Accrued royalties	22,450	15,053
Accrued payroll and related liabilities	11,461	9,770
Taxes payable (including sales taxes)	9,181	9,849
Product warranties	4,169	4,537
Marketing development funds	38	5,323
Other	15,101	13,312
Total	$ 128,216	$ 123,547